Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
December 31, 2022

Dates Covered
Collections Period	12/01/22 - 12/31/22
Interest Accrual Period	12/15/22 - 01/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/22	615,016,200.14	32,978
Yield Supplement Overcollateralization Amount 11/30/22	13,643,663.62	0
Receivables Balance 11/30/22	628,659,863.76	32,978
Principal Payments	22,731,600.90	1,123
Defaulted Receivables	549,834.96	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/22	12,854,776.98	0
Pool Balance at 12/31/22	592,523,650.92	31,829

Pool Statistics	$ Amount	# of Accounts
Pool Factor	50.33%
Prepayment ABS Speed	1.23%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	7,860,742.08	349
Past Due 61-90 days	2,293,820.32	94
Past Due 91-120 days	584,453.67	24
Past Due 121+ days	0.00	0
Total	10,739,016.07	467

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.77%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.48%
Delinquency Trigger Occurred	NO

Recoveries	316,598.85
Aggregate Net Losses/(Gains) - December 2022	233,236.11
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.45%
Prior Net Losses/(Gains) Ratio	0.40%
Second Prior Net Losses/(Gains) Ratio	0.66%
Third Prior Net Losses Ratio/(Gains)	0.35%
Four Month Average	0.47%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.29%

Overcollateralization Target Amount	6,814,021.99
Actual Overcollateralization	6,814,021.99
Weighted Average Contract Rate	3.82%
Weighted Average Contract Rate, Yield Adjusted	5.13%
Weighted Average Remaining Term	46.51

Flow of Funds	$ Amount
Collections	25,023,759.18
Investment Earnings on Cash Accounts	12,510.38
Servicing Fee	(523,883.22)
Transfer to Collection Account	-
Available Funds	24,512,386.34

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	207,471.31
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,419,862.92
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,814,021.99
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,030,964.62
(12) Collection Account Redeposits	0.00

Total Distributions of Available Funds	24,512,386.34

Servicing Fee	523,883.22
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 12/15/22	607,943,513.84
Principal Paid	22,233,884.91
Note Balance @ 01/17/23	585,709,628.93

Class A-1
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-2
Note Balance @ 12/15/22	70,063,513.84
Principal Paid	22,233,884.91
Note Balance @ 01/17/23	47,829,628.93
Note Factor @ 01/17/23	12.4229576%

Class A-3
Note Balance @ 12/15/22	385,010,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	385,010,000.00
Note Factor @ 01/17/23	100.0000000%

Class A-4
Note Balance @ 12/15/22	100,230,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	100,230,000.00
Note Factor @ 01/17/23	100.0000000%

Class B
Note Balance @ 12/15/22	35,090,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	35,090,000.00
Note Factor @ 01/17/23	100.0000000%

Class C
Note Balance @ 12/15/22	17,550,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	17,550,000.00
Note Factor @ 01/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	247,536.81
Total Principal Paid	22,233,884.91
Total Paid	22,481,421.72

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	12,844.98
Principal Paid	22,233,884.91
Total Paid to A-2 Holders	22,246,729.89

Class A-3
Coupon	0.44000%
Interest Paid	141,170.33
Principal Paid	0.00
Total Paid to A-3 Holders	141,170.33

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2121338
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.0539682
Total Distribution Amount	19.2661020

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0333627
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	57.7488504
Total A-2 Distribution Amount	57.7822131

A-3 Interest Distribution Amount	0.3666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3666667

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	693.53
Noteholders' Principal Distributable Amount	306.47

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/22	2,924,574.03
Investment Earnings	9,810.71
Investment Earnings Paid	(9,810.71)
Deposit/(Withdrawal)	-
Balance as of 01/17/23	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,992,925.72	$4,658,590.03	$7,185,842.71
Number of Extensions	208	180	277
Ratio of extensions to Beginning of Period Receivables Balance	0.79%	0.71%	1.06%